Document And Entity Information	Sep. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2025
Entity Registrant Name	VISTA CREDIT STRATEGIC LENDING CORP.
Entity Central Index Key	0001919369
Entity Emerging Growth Company	true
Entity File Number	000-56562
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	88-1906598
Entity Address, Address Line One	50 Hudson Yards, Floor 77
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	804-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	None
Trading Symbol	None.
Security Exchange Name	NONE